Operating Lease Liabilities (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Abstract
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset	$ 95	$ 377	$ 921
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Operating Lease, Liability, Current	Operating Lease, Liability, Current
Operating Lease, Liability, Current	$ 95	$ 377	$ 544
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Noncurrent
Operating Lease, Liability, Noncurrent			$ 377
Asset, Held-in-Trust, Noncurrent		$ 377	$ 921
Operating Lease, Weighted Average Remaining Lease Term			8 months 1 day
Operating Lease, Weighted Average Discount Rate, Percent			4.75%